Business combination (Results since acquisition) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Western World Insurance Group, Inc
Business Acquisition [Line Items]
Net premiums written	$ 58,807
Total revenue	78,325
Total expenses	(66,882)
Net income	11,443
Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Net premiums written		11,305
Total revenue		26,778
Total expenses		(17,061)
Net income		$ 9,717